Inventories (Schedule of Inventories) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Inventories [Abstract]
Finished goods	¥ 12,287	¥ 6,509
Work in process	12,999	11,467
Raw materials and supplies	11,924	12,224
Inventories	¥ 37,210	¥ 30,200